20. SHAREHOLDERS' EQUITY (Details) - shares	Dec. 31, 2018	Dec. 31, 2017
Number of common shares outstanding	1,387,524,047	1,387,524,047
Percent of total shares	100.00%	100.00%
USIM3
Number of common shares outstanding	1,380,114,547
Percent of total shares	99.47%
Percent of voting capital	100.00%
Treasury shares
Number of common shares outstanding	7,409,500	30,391,000
Percent of total shares	0.53%	2.19%
Common
Number of common shares outstanding		1,357,133,047
Percent of total shares		97.81%
Percent of voting capital		100.00%
Vicunha Acos S.A.
Number of common shares outstanding	679,522,254	682,855,454
Percent of total shares	48.97%	49.21%
Percent of voting capital	49.24%	50.32%
Rio Iaco Participacoes S.A.
Number of common shares outstanding	58,193,503	58,193,503
Percent of total shares	4.19%	4.19%
Percent of voting capital	4.22%	4.29%
NYSE (ADRs)
Number of common shares outstanding	284,152,319	303,590,364
Percent of total shares	20.48%	21.88%
Percent of voting capital	20.59%	22.37%
Other
Number of common shares outstanding	358,246,471	312,493,726
Percent of total shares	25.82%	22.52%
Percent of voting capital	25.95%	23.02%